PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Loss from disposal of property and equipment	$ (6,991)	$ (1,275)	$ (14,810)
Proceeds from disposal of property and equipment		222,916
Accumulated depreciation	798,193	473,027
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Cost of electronic equipment	9,638	217,341	27,156
Accumulated depreciation of electronic equipment			25,798
Proceeds from disposal of property and equipment		222,916
Loss from disposal	6,991	1,275
Cost	129,162	133,850
Accumulated depreciation	3,052	23,637
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Cost of leasehold improvement			382,909
Accumulated depreciation of leasehold improvement			382,909
Cost	477,349	367,235
Office equipment
PROPERTY AND EQUIPMENT, NET
Cost of office equipment	866		27,071
Accumulated depreciation of office equipment			$ 13,436
Loss from disposal	6,991
Cost	147,734	$ 161,997
Accumulated depreciation	$ 480